Subsequent events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events

15	Subsequent events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. Management evaluated subsequent events through the date the unaudited consolidated financial statements were issued and determined that the Company had no subsequent events that need to be disclosed.